Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Professional service fees	¥ 9,282	¥ 8,562
Refund liability	6,802	7,792
Payables to third-party financial institutions	2,976	5,000
Accrued expenses	541	1,586
Payables on behalf of third parties	1,208	1,055
Others	1,205	1,253
Total	¥ 22,014	¥ 25,248